PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
Columbia
Contrarian Core Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.6%
Communication Services : 11.1%
10,023
(1)
Alphabet, Inc. - Class A
$ 1,512,771
2.1
8,962
(1)
Alphabet, Inc. - Class
C
1,364,554
1.9
6,514  Comcast Corp. - Class
A
282,382
0.4
17,481  Endeavor Group
Holdings, Inc. - Class A
449,786
0.6
5,133  Meta Platforms, Inc.
- Class A
2,492,482
3.5
15,459
(1)
Pinterest, Inc. - Class A
535,964
0.7
4,334
(1)
Take-Two Interactive
Software, Inc.
643,556
0.9
4,355
T-Mobile US, Inc.
710,823
1.0
7,992,318
11.1
Consumer Discretionary : 9.7%
18,716
(1)
Amazon.com, Inc.
3,375,992
4.7
2,553
(1)
Dollar Tree, Inc.
339,932
0.5
18,448
eBay, Inc.
973,685
1.4
10,255  Las Vegas Sands
Corp.
530,184
0.7
8,366
NIKE, Inc. - Class B
786,237
1.1
13,824
Tapestry, Inc.
656,364
0.9
1,631
(1)
Tesla, Inc.
286,713
0.4
6,949,107
9.7
Consumer Staples : 4.9%
38,499
(1)
Coty, Inc. - Class A
460,448
0.6
5,093  Mondelez International,
Inc. - Class A
356,510
0.5
5,820
Procter & Gamble Co.
944,295
1.3
9,851
Sysco Corp.
799,704
1.1
16,227
Walmart, Inc.
976,379
1.4
3,537,336
4.9
Energy : 3.8%
10,877  Canadian Natural
Resources Ltd.
830,132
1.2
7,823
Chevron Corp.
1,234,000
1.7
5,194
EOG Resources, Inc.
664,001
0.9
2,728,133
3.8
Financials : 9.8%
2,228
American Express Co.
507,293
0.7
1,268
Aon PLC - Class A
423,157
0.6
27,505
Bank of America Corp.
1,042,990
1.5
687
(1)
Berkshire Hathaway,
Inc. - Class B
288,897
0.4
1,297
BlackRock, Inc.
1,081,309
1.5
6,848
(1)
Block, Inc.
579,204
0.8
7,359
Charles Schwab Corp.
532,350
0.7
6,497  JPMorgan Chase &
Co.
1,301,349
1.8
918
S&P Global, Inc.
390,563
0.5
16,028
Wells Fargo & Co.
928,983
1.3
7,076,095
9.8
Health Care : 11.7%
4,778
Abbott Laboratories
543,068
0.8
6,970
AbbVie, Inc.
1,269,237
1.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,674  Becton Dickinson and
Co.
$ 661,681
0.9
1,603
(1)
Biogen, Inc.
345,655
0.5
5,205
(1)
BioMarin
Pharmaceutical, Inc.
454,605
0.6
4,264
(1)
Boston Scientific Corp.
292,041
0.4
2,552
Elevance Health, Inc.
1,323,314
1.8
1,201
Eli Lilly & Co.
934,330
1.3
1,143
(1)
IQVIA Holdings, Inc.
289,053
0.4
18,477
Pfizer, Inc.
512,737
0.7
2,092  Thermo Fisher
Scientific, Inc.
1,215,891
1.7
1,295
(1)
Vertex
Pharmaceuticals, Inc.
541,323
0.8
8,382,935
11.7
Industrials : 10.1%
7,962
Emerson Electric Co.
903,050
1.3
3,990
General Electric Co.
700,365
1.0
5,195  Honeywell
International, Inc.
1,066,274
1.5
2,501  L3Harris Technologies,
Inc.
532,963
0.7
1,504
Parker-Hannifin Corp.
835,908
1.2
8,494  Raytheon Technologies
Corp.
828,420
1.1
7,113
(1)
Uber Technologies,
Inc.
547,630
0.8
2,336
Union Pacific Corp.
574,492
0.8
8,101
(1)
United Airlines
Holdings, Inc.
387,876
0.5
5,749  United Parcel Service,
Inc. - Class B
854,474
1.2
7,231,452
10.1
Information Technology : 31.3%
1,685  Accenture PLC - Class
A
584,038
0.8
1,083
(1)
Adobe, Inc.
546,482
0.8
3,067
(1)
Advanced Micro
Devices, Inc.
553,563
0.8
25,183
Apple, Inc.
4,318,381
6.0
3,410
Entegris, Inc.
479,241
0.7
1,862  International Business
Machines Corp.
355,567
0.5
1,042
Intuit, Inc.
677,300
0.9
979
Lam Research Corp.
951,167
1.3
2,103  Marvell Technology,
Inc.
149,061
0.2
2,177  Mastercard, Inc.
- Class A
1,048,378
1.5
12,578
Microsoft Corp.
5,291,816
7.3
4,512
NVIDIA Corp.
4,076,863
5.7
5,895
(1)
ON Semiconductor
Corp.
433,577
0.6
1,371
(1)
Palo Alto Networks,
Inc.
389,542
0 .5
4,716
Qualcomm, Inc.
798,419
1.1
4,864
TE Connectivity Ltd.
706,447
1.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
VY
®
Columbia
Contrarian Core Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,071
Visa, Inc. - Class A
$ 1,136,135
1.6
22,495,977
31.3
Materials : 2.0%
1,801
Avery Dennison Corp.
402,073
0.6
18,005
Newmont Corp.
645,299
0.9
1,145
Sherwin-Williams Co.
397,693
0.5
1,445,065
2.0
Real Estate : 0.8%
3,100
American Tower Corp.
612,529
0.8
Utilities : 1.4%
4,161
DTE Energy Co.
466,615
0.7
7,995  Public Service
Enterprise Group, Inc.
533,906
0.7
1,000,521
1.4
Total Common Stock
(Cost $51,478,892)
69,451,468
96.6
OTHER
(2)
: —%
Materials : —%
649,000
(3)(4)
SINO Forest Corp.
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $51,478,892)
69,451,468
96.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.5%
Mutual Funds : 3.5%
2,518,145
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $2,518,145) $ 2,518,145 3.5
Total Short-Term
Investments
(Cost $2,518,145)
2,518,145
3.5
Total Investments in
Securities
(Cost $53,997,037) $ 71,969,613 100.1
Liabilities in Excess
of Other Assets (39,250) (0.1)
Net Assets $ 71,930,363 100.0
(1)
Non-income producing security.
(2)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
VY
®
Columbia
Contrarian Core Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 69,451,468 $ — $ — $ 69,451,468
Short-Term Investments 2,518,145 — — 2,518,145
Total Investments, at fair value $ 71,969,613 $ — $ — $ 71,969,613
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At March 31, 2024, VY
®
Columbia Contrarian Core Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
SINO Forest Corp. 3/1/2013 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 18,217,569
Gross Unrealized Depreciation (244,993)
Net Unrealized Appreciation $ 17,972,576